SALES RESEARVES AND ALLOWANCES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Sales Researves And Allowancess [Abstract]
Sales Reserves And Allowances	$ 5,849	$ 4,918
Medicaid	1,099	848
Rebates	2,842	2,242
Chargebacks	1,129	1,114
Returns	593	573
Other	$ 186	$ 141